Segmentation of key figures	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Segmentation of key figures	Segmentation of key figures
The segment information disclosed in these Condensed Consolidated Interim Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation described in Note 1, and the selected accounting policies mentioned in Note 2 of these Condensed Consolidated Interim Financial Statements, are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, separation costs, transformation costs, fair value adjustments of contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs.
Other income and expense items excluded from segment contribution include fair value adjustments of financial assets in the form of options to acquire a company carried at fair value through profit and loss ("FVPL"), net gains and losses on fund investments and equity securities valued at FVPL, restructuring costs, legal settlements, integration related expenses, and other income and expense items not attributed to a specific segment.
Three months ended June 30, 2021 and 2020

	Surgical		Vision Care		Company
	Three months ended June 30		Three months ended June 30		Three months ended June 30
($ millions)	2021	2020	2021	2020	2021	2020
Net sales to third parties	1,206	602	888	596	2,094	1,198
Other revenues	—	—	16	16	16	16
Net sales and other revenue	1,206	602	904	612	2,110	1,214
Segment contribution	327	(28)	146	22	473	(6)
Amortization of intangible assets					(143)	(273)
Impairment charges on intangible assets					—	(41)
General & administration (corporate)					(69)	(62)
Separation costs					(6)	(62)
Transformation costs					(15)	(13)
Fair value adjustments of contingent consideration liabilities					—	(4)
Other					(11)	(5)
Operating income/(loss)					229	(466)
Interest expense					(30)	(30)
Other financial income & expense					(8)	(6)
Income/(loss) before taxes					191	(502)
Six months ended June 30, 2021 and 2020

	Surgical		Vision Care		Company
	Six months ended June 30		Six months ended June 30		Six months ended June 30
($ millions)	2021	2020	2021	2020	2021	2020
Net sales to third parties	2,283	1,586	1,721	1,434	4,004	3,020
Other revenues	—	—	36	35	36	35
Net sales and other revenue	2,283	1,586	1,757	1,469	4,040	3,055
Segment contribution	602	180	292	188	894	368
Amortization of intangible assets					(283)	(545)
Impairment charges on intangible assets					(45)	(57)
General & administration (corporate)					(126)	(115)
Separation costs					(16)	(133)
Transformation costs					(26)	(20)
Fair value adjustments of contingent consideration liabilities					—	40
Past service costs for post-employment benefit plan amendments					2	—
Other					(22)	(32)
Operating income/(loss)					378	(494)
Interest expense					(61)	(61)
Other financial income & expense					(17)	(16)
Income/(loss) before taxes					300	(571)
Net sales by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2021	2020	2021	2020
Surgical
Implantables	387	176	731	486
Consumables	620	320	1,155	839
Equipment/other	199	106	397	261
Total Surgical	1,206	602	2,283	1,586
Vision Care
Contact lenses	535	329	1,044	831
Ocular health	353	267	677	603
Total Vision Care	888	596	1,721	1,434
Net sales to third parties	2,094	1,198	4,004	3,020
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2021		2020		2021		2020
United States	958	46%	493	41%	1,793	45%	1,285	43%
International	1,136	54%	705	59%	2,211	55%	1,735	57%
Net sales to third parties	2,094	100%	1,198	100%	4,004	100%	3,020	100%
(1) Net sales to third parties by location of third-party customer.